Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000244420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000244420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000244420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244420 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000244421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244421 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%